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VIA EDGAR



June 28, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Variable Separate Account ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      American Pathway II Variable Annuity
      File Nos. 002-86837 and 811-03859


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information for Registrant contains no changes from the form of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 42 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on June 23, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia B. Williams
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Lucia B. Williams
Director, Variable Annuity Product Compliance